Advances to suppliers, net	6 Months Ended
Mar. 31, 2025
Advances to suppliers, net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Advances for raw materials purchase	$22,697,839	$28,400,856
Less: allowance for credit losses	(1,972,881)	(1,912,362)
Advances to suppliers, net	$20,724,958	$26,488,494

The movement of allowance for credit losses was as follows:

	For the six months ended	For the six months ended
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Balance as of beginning of period	$1,912,362	$54,217
Addition	125,639	1,807,897
Translation adjustments	(65,120)	50,248
Balance as of end of period	$1,972,881	$1,912,362